Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 15,922	$ 13,221
Securities financing transactions	6,927	15,333
Over-the-counter debt instruments and other	1,566	1,684
Funding from UBS Group AG	2,950	1,796
Total other financial liabilities designated at fair value	$ 27,366	$ 32,033